American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
March 31, 2021

VP Large Company Value - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 2.9%
General Dynamics Corp.	5,640	1,023,998
Raytheon Technologies Corp.	16,329	1,261,742
		2,285,740
Airlines — 0.5%
Southwest Airlines Co.(1)	6,521	398,172
Automobiles — 0.7%
Honda Motor Co. Ltd., ADR	18,137	547,737
Banks — 7.5%
JPMorgan Chase & Co.	15,594	2,373,875
Truist Financial Corp.	30,767	1,794,331
U.S. Bancorp	31,983	1,768,980
		5,937,186
Beverages — 1.5%
PepsiCo, Inc.	8,626	1,220,148
Building Products — 1.0%
Johnson Controls International plc	12,835	765,864
Capital Markets — 5.4%
Ameriprise Financial, Inc.	2,948	685,262
Bank of New York Mellon Corp. (The)	56,548	2,674,155
Northern Trust Corp.	8,663	910,568
		4,269,985
Commercial Services and Supplies — 1.1%
Republic Services, Inc.	8,320	826,592
Communications Equipment — 3.5%
Cisco Systems, Inc.	43,172	2,232,424
F5 Networks, Inc.(1)	2,419	504,652
		2,737,076
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	1,583	531,603
Containers and Packaging — 1.0%
Sonoco Products Co.	12,109	766,500
Diversified Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B(1)	13,187	3,368,883
Diversified Telecommunication Services — 3.5%
Verizon Communications, Inc.	47,677	2,772,418
Electric Utilities — 5.2%
Duke Energy Corp.	9,268	894,640
Eversource Energy	7,509	650,204
Pinnacle West Capital Corp.	18,272	1,486,427
Xcel Energy, Inc.	15,721	1,045,604
		4,076,875
Electrical Equipment — 3.5%
Emerson Electric Co.	24,329	2,194,963
nVent Electric plc	21,487	599,702
		2,794,665
Electronic Equipment, Instruments and Components — 0.7%
TE Connectivity Ltd.	4,565	589,387

Entertainment — 1.1%
Walt Disney Co. (The)(1)	4,620	852,482
Equity Real Estate Investment Trusts (REITs) — 1.7%
Healthpeak Properties, Inc.	26,765	849,521
Weyerhaeuser Co.	14,352	510,931
		1,360,452
Food and Staples Retailing — 2.0%
Koninklijke Ahold Delhaize NV	21,184	590,060
Walmart, Inc.	7,360	999,709
		1,589,769
Food Products — 3.0%
Conagra Brands, Inc.	17,318	651,157
Danone SA	5,585	383,211
Mondelez International, Inc., Class A	23,295	1,363,456
		2,397,824
Health Care Equipment and Supplies — 6.9%
Becton Dickinson and Co.	4,853	1,180,007
Medtronic plc	27,834	3,288,031
Zimmer Biomet Holdings, Inc.	6,230	997,298
		5,465,336
Health Care Providers and Services — 4.7%
Cigna Corp.	2,888	698,145
CVS Health Corp.	9,062	681,735
McKesson Corp.	4,180	815,267
Quest Diagnostics, Inc.	4,668	599,091
Universal Health Services, Inc., Class B	6,769	902,917
		3,697,155
Health Care Technology — 1.5%
Cerner Corp.	16,613	1,194,142
Household Products — 2.3%
Colgate-Palmolive Co.	8,014	631,744
Kimberly-Clark Corp.	4,469	621,414
Procter & Gamble Co. (The)	4,257	576,526
		1,829,684
Industrial Conglomerates — 1.6%
Siemens AG	7,463	1,225,583
Insurance — 4.2%
Aflac, Inc.	26,432	1,352,790
Chubb Ltd.	7,683	1,213,683
MetLife, Inc.	11,737	713,492
		3,279,965
IT Services — 1.0%
Automatic Data Processing, Inc.	4,061	765,377
Multiline Retail — 1.4%
Dollar Tree, Inc.(1)	9,636	1,102,937
Oil, Gas and Consumable Fuels — 5.5%
Chevron Corp.	18,648	1,954,124
ConocoPhillips	22,348	1,183,773
TOTAL SE, ADR	25,255	1,175,368
		4,313,265
Paper and Forest Products — 0.8%
Mondi plc	25,651	654,441
Personal Products — 2.7%
Unilever plc, ADR	38,546	2,152,023

Pharmaceuticals — 7.8%
Johnson & Johnson	20,902	3,435,244
Merck & Co., Inc.	16,966	1,307,909
Pfizer, Inc.	15,778	571,637
Roche Holding AG	2,455	793,553
		6,108,343
Road and Rail — 1.0%
Norfolk Southern Corp.	2,986	801,801
Semiconductors and Semiconductor Equipment — 2.0%
Intel Corp.	6,095	390,080
Texas Instruments, Inc.	6,188	1,169,470
		1,559,550
Software — 1.5%
Oracle Corp. (New York)	16,427	1,152,683
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	6,002	1,101,307
TOTAL COMMON STOCKS (Cost $60,553,265)		76,492,950
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.50%, 11/30/21 - 2/15/46, valued at $426,503), in a joint trading account at 0.01%, dated 3/31/21, due 4/1/21 (Delivery value $418,125)		418,125
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 2/15/50, valued at $1,419,868), at 0.00%, dated 3/31/21, due 4/1/21 (Delivery value $1,392,000)		1,392,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	540,518	540,518
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,350,643)		2,350,643
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $62,903,908)		78,843,593
OTHER ASSETS AND LIABILITIES — (0.1)%		(106,091)
TOTAL NET ASSETS — 100.0%		$78,737,502

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	15,014	USD	16,034	Morgan Stanley	6/30/21	$(111)
USD	660,498	CHF	612,936	Morgan Stanley	6/30/21	10,474
USD	28,882	CHF	27,061	Morgan Stanley	6/30/21	184
USD	2,844,069	EUR	2,379,500	Credit Suisse AG	6/30/21	48,578
USD	72,528	EUR	61,765	Credit Suisse AG	6/30/21	(35)
USD	2,403,139	GBP	1,724,720	JPMorgan Chase Bank N.A.	6/30/21	24,805
JPY	1,221,953	USD	11,233	Bank of America N.A.	6/30/21	(188)
JPY	1,589,771	USD	14,649	Bank of America N.A.	6/30/21	(278)
JPY	1,613,744	USD	14,833	Bank of America N.A.	6/30/21	(246)
USD	484,009	JPY	52,736,440	Bank of America N.A.	6/30/21	7,318
USD	17,978	JPY	1,954,475	Bank of America N.A.	6/30/21	312
USD	11,967	JPY	1,325,095	Bank of America N.A.	6/30/21	(11)
						$90,802

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	72,846,102	3,646,848	—
Temporary Cash Investments	540,518	1,810,125	—
	73,386,620	5,456,973	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	91,671	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	869	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.